Subsequent events	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
Declaration of dividend
On August 1, 2023, our Board of Directors declared a quarterly cash dividend of $0.25 per common share, which was paid on September 15, 2023 to all shareholders of record as of August 15, 2023.
Repurchase of Common Shares
From July 1, 2023 through September 29, 2023, we repurchased an aggregate of 1,648,355 of our common shares in the open market at an average price of $47.74 per share under our 2023 Securities Repurchase Program.
Vessel sale
In July 2023, we closed on the sale of the MR product tanker, STI Ville (see Note 4).
2023 $1.0 Billion Credit Facility
In July 2023, we executed the 2023 $1.0 Billion Credit Facility with a group of financial institutions for up to $1.0 billion, consisting of a term loan and a revolving credit facility. Upon execution, we drew down $440.6 million (split evenly between the term loan and the revolver) and 21 vessels (STI Lobelia, STI Lavender, STI Jermyn, STI Steadfast, STI Magic, STI Mystery, STI Marvel, STI Millennia, STI Magister, STI Mythic, STI Modest, STI Maverick, STI Miracle, STI Maestro, STI Mighty, STI Magnetic, STI Seneca, STI Brooklyn, STI Manhattan, STI Bronx, and STI Tribeca) were collateralized under this facility as part of this drawdown. In August 2023, we drew down $135.8 million (split evenly between the term loan and the revolver) and five LR2 product tankers (STI Supreme, STI Spiga, STI Kingsway, STI Sloane and STI Condotti) were collateralized under this facility as part of this drawdown. In September 2023, we repaid $288.2 million on the revolving portion of this credit facility, which may be re-borrowed in the future. The remaining availability of this facility is expected to be drawn in the fourth quarter of 2023 and first quarter of 2024.
The 2023 $1.0 Billion Credit Facility has a final maturity of June 30, 2028 and bears interest at SOFR plus a margin of 1.95% per annum. The amounts drawn thus far are expected to be repaid in aggregate repayments of $18.9 million per quarter for the first two years, $12.2 million per quarter in years three through five, with a balloon payment at maturity. The scheduled repayments will be applied to the outstanding term loan for each vessel, until repaid in full, and then to the reduction of the revolver for each vessel.
Our 2023 $1.0 Billion Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.5 billion.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 140% of the then aggregate principal amount of the loans outstanding.
2023 $94.0 Million Credit Facility
In September 2023, we executed the 2023 $94.0 Million Credit Facility with DekaBank Deutsche Girozentrale for up to $94.0 million. Upon execution, we drew down $43.8 million and two vessels (STI Marshall and STI Grace) were collateralized under this facility as part of this drawdown. The remaining availability of this facility is expected to be drawn in the fourth quarter of 2023.
This 2023 $94.0 Million Credit Facility has a final maturity of five years from the drawdown date of each vessel and bears interest at SOFR plus a margin of 1.70% per annum. The amounts drawn thus far are expected to be repaid in aggregate repayments of $1.1 million per quarter, with a balloon payment due at maturity.
Our 2023 $94.0 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.5 billion.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 143% of the then aggregate of (i) principal amount of the loans outstanding and (ii) negative value of any hedging exposure under such credit facility.
Debt repayments
In August 2023, we repaid the debt relating to two vessels (STI Spiga and STI Kingsway) on the 2020 $225.0 Million Credit Facility for $35.2 million.
In August 2023, we repaid the debt relating to two vessels (STI Condotti and STI Sloane) on the 2019 DNB/GIEK Credit Facility for $34.8 million.
In September 2023, we repaid the debt relating to two vessels (STI Veneto and STI Poplar) on the Hamburg Commercial Credit Facility for $31.3 million.
Exercise of Purchase Options on Lease Financed Vessels
In July 2023, we exercised the purchase options on six MR product tankers (STI Miracle, STI Maestro, STI Mighty, STI Modest, STI Maverick, and STI Millennia) that were previously financed on the IFRS 16 – Leases – $670.0 Million lease financing and repaid the aggregate outstanding lease obligation, inclusive of purchase option fees, of $145.0 million as part of these transactions.
In August 2023, we exercised the purchase option on an LR2 product tanker (STI Supreme), which was financed on the Ocean Yield Lease Financing, for $27.8 million.
In August 2023, we gave notice to exercise the purchase options on an MR product tanker (STI Maximus) and two LR2 product tankers (STI Lily and STI Lotus) that are currently financed on the IFRS 16 - Leases - $670.0 Million lease financing. These purchases are expected to occur in the fourth quarter of 2023 and the aggregate outstanding lease liability is expected to be $85.5 million at the date of purchase.
In August 2023, we gave notice to exercise the purchase options on two MR product tankers (STI Galata and STI La Boca) that are currently financed on the 2020 TSFL Lease Financing. The purchases are expected to occur in the fourth quarter of 2023 and the aggregate outstanding lease liability is expected to be $38.1 million at the date of purchase.
In August 2023, we gave notice to exercise the purchase options on three LR2 product tankers (STI Stability, STI Solace and STI Solidarity) that are currently financed on the BCFL Lease Financing (LR2s). These purchases are expected to occur in the fourth quarter of 2023 and the aggregate outstanding lease liability is expected to be $58.4 million at the date of purchase.
In August 2023, we gave notice to exercise the purchase options on five LR2 product tankers (STI Gauntlet, STI Gladiator, STI Goal, STI Gratitude and STI Guide) that are currently financed on the CSSC Lease Financing. These purchases are expected to occur in the fourth quarter of 2023 and the aggregate outstanding lease liability is expected to be $110.4 million at the date of purchase.
In September 2023, we exercised the purchase options on two MR product tankers (STI Leblon and STI Bosphorus) that were previously financed under the 2020 CMBFL Lease Financing and resulted in an aggregate debt reduction of $36.5 million.
In September 2023, we gave notice to exercise the purchase options on four MR product tankers (STI Esles II, STI Donald C Trauscht, STI Jardins and STI San Telmo) that are currently financed on the 2020 SPDB Lease Financing. The purchases of STI Esles II and STI Donald C Trauscht are expected to occur in the fourth quarter of 2023 and the aggregate outstanding lease liability, net of $1.5 million in deposits held by the lessor, is expected to be $38.1 million at the date of purchase. The purchases of STI Jardins and STI San Telmo are expected to occur in the first quarter of 2024 and the aggregate outstanding lease liability, net of $1.4 million in deposits held by the lessor, is expected to be $36.9 million at the date of purchase.
In September 2023, we gave notice to exercise the purchase option on an MR product tanker (STI Amber) that is currently financed on the BCFL Lease Financing (MRs). The purchase is expected to occur in the fourth quarter of 2023 and the outstanding lease liability is expected to be $8.2 million at the date of purchase.